Expense Example - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIP Emerging Markets Portfolio	Apr. 30, 2025 USD ($)
VIP Emerging Markets Portfolio - Initial Class
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	1,084
VIP Emerging Markets Portfolio - Service Class
Expense Example:
1 year	100
3 years	312
5 years	542
10 years	1,201
VIP Emerging Markets Portfolio - Service Class 2
Expense Example:
1 year	115
3 years	359
5 years	622
10 years	$ 1,375